Share-Based Compensation - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,825,901	$ 2,558,974	$ 1,470,153
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	3 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	3 years
Cliff vesting period	3 years
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (shares)	5,504,379
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested	3 years